RULE 24f-2 NOTICE

                                    For

                   DEAN WITTER FEDERAL SECURITIES TRUST


                           (File No. 811-4917)


Fiscal Year for Which Notice is file           10/31/95

Unsold balance at beginning of fiscal year            INAP
     of shares of beneficial interest previously registered under Securities Act of 1933

Number of shares registered during fiscal             NONE
     year

Number of shares sold during fiscal year            9,811,931.991

     pursuant to indefinite registration

**Calculation of filing fee:

(1)  Sale price of shares sold during        $     88,420,534.97
     fiscal year pursuant to indefinite
     registration



(2)  Purchase price of shares redeemed       $   (197,801,229.36)
     during fiscal year

(3)  Purchase price of shares previously              0
     applied pursuant to Section 24e-2(a)

(4)  Item (2) less item (3)                  $   (197,801,229.36)

(5)  Item (1) less item (4)                  $   (109,380,694.39)

(6)  Amount of filing fee                    $         0


                                By  /s/ Sheldon Curtis

                                        Sheldon Curtis
                                    Vice President and General
                                    Counsel


Dated:  November 22, 1995
 yh\24f2.Fed